Corporate, Administration and Other Expenditure	12 Months Ended
Jun. 30, 2024
Corporate, Administration and Other Expenditure [Abstract]
Disclosure of Corporate, administration and other expenditure [text block]	Corporate, administration and other expenditure

	SA Rand
Figures in million	2024	2023	2022
Professional and legal fees	92	87	61
Compliance and assurance costs	75	63	62
Corporate business development	38	20	39
Corporate office expenditure[1]	1 007	847	797
Other corporate and administration expenses	82	27	25
Total corporate, administration and other expenditure	1 294	1 044	984
[1] The increase year on year is mainly due to annual inflationary increases and higher annual incentives.